Share-based Payments - Narrative (Details)	1 Months Ended							6 Months Ended
	Jun. 30, 2024 USD ($) shares pence	May 31, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Jun. 30, 2023	May 31, 2023 USD ($) shares	Jun. 30, 2015	Jun. 30, 2024 USD ($) shares simulation pence $ / shares	Jun. 30, 2024 USD ($) shares pence £ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2023 £ / shares	Jun. 30, 2024 £ / shares	Dec. 31, 2023 USD ($)
Share-based Payments Table [Line Items]
Share-based payment expense								$ 4,648,000		$ 1,256,000
Number of common shares redeemable from each RSU (in shares) | shares								1
Liability for share-based awards	$ 1,550,000							$ 1,550,000	$ 1,550,000				$ 3,501,000
Share price at grant date | $ / shares								$ 1.19		$ 1.38
Weighted average exercise price (in dollars per share) | £ / shares												£ 2.20
Bottom of range
Share-based Payments Table [Line Items]
Exercise price range (in dollars per share) | £ / shares												0.01
Top of range
Share-based Payments Table [Line Items]
Exercise price range (in dollars per share) | £ / shares												£ 3.60
2023 Performance Share Plan
Share-based Payments Table [Line Items]
Share-based payment arrangements, percentage of common shares outstanding							0.10
Share-based awards expiration period	5 years
2015 Performance Share Plan
Share-based Payments Table [Line Items]
Share-based payment arrangements, percentage of common shares outstanding					0.10
Share-based awards expiration period								10 years
2015 Performance Share Plan | Minimum
Share-based Payments Table [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period								1 year
2015 Performance Share Plan | Maximum
Share-based Payments Table [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period								4 years
Performance share plan
Share-based Payments Table [Line Items]
Number of share options granted in share-based payment arrangement (in shares) | shares								31,654,895
Performance, market and service based RSU
Share-based Payments Table [Line Items]
Award settlement, price per share | pence	1							1	1
Performance, market and service based RSU | Minimum
Share-based Payments Table [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period								1 year
Performance, market and service based RSU | Maximum
Share-based Payments Table [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period								3 years
Performance based RSU
Share-based Payments Table [Line Items]
Number of simulations | simulation								100,000
Total RSUs
Share-based Payments Table [Line Items]
Share-based payment expense								$ 973,000		$ 235,000
Vested (in shares) | shares		237,420	518,721	276,425		276,425		1,227,778
Settlement of liability (in shares)		$ 646,000	$ 655,000	$ 424,000		$ 424,000
Expense (income) in respect of RSU liability award								$ 609,000		$ (485,000)
Liability for share-based awards	$ 3,435,000		$ 655,000	$ 298,000		$ 298,000		3,435,000	$ 3,435,000				4,782,000
Current liabilities from share based payment transactions	1,886,000							1,886,000	1,886,000				1,281,000
Liability for share-based awards	$ 1,550,000							$ 1,550,000	$ 1,550,000				3,501,000
Liabilities from share based payment transactions, performance and market conditions met													$ 1,281,000
Number of other equity instruments granted in share-based payment arrangement | shares								5,755,757		3,679,669
Stock options
Share-based Payments Table [Line Items]
Share-based payment expense								$ 390,000		$ 1,215,000
Number of share options granted in share-based payment arrangement (in shares) | shares								2,548,375		569,125
Share price at grant date | £ / shares									$ 1.88		£ 2.29
Number of options (in shares) | shares	9,191,140							9,191,140	9,191,140
Number of other equity instruments granted in share-based payment arrangement | shares								14,859,335
Stock incentive plan | All Subsidiaries
Share-based Payments Table [Line Items]
Share-based payment expense								$ 3,285,000		$ 277,000
2024 Equity Incentive Plan
Share-based Payments Table [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period								4 years
Share-based awards expiration period								10 years
Share price at grant date | (per share)								$ 0.68	$ 0.97